Commitments and Contingencies (Schedule of Minimum Contractual Long-Term Operating Lease Payments) (Detail) $ in Millions	Jun. 30, 2015 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2016	$ 119.3
2017	86.9
2018	75.4
2019	62.7
2020	48.9
Thereafter	280.7
Total operating lease obligations	$ 673.9